SHAREHOLDERS' EQUITY AND SHARE INCENTIVE PLANS, Share Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 14, 2021	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Option Plan [Abstract]
Ordinary shares reserved for issuance (in shares)			31,932,902
Percentage of outstanding shares			5.00%
Common stock, shares issued under ESPP (in shares)			0
Additional equity-based compensation plan			$ 128,740	$ 28,277	$ 8,249
Term of approval by court			6 months
Payments of tax withholding for share based compensation			$ (6,152)
Maximum [Member]
Stock Option Plan [Abstract]
Common stock, shares available for issuance under ESPP (in shares)			6,386,580
Percentage of total outstanding shares on diluted basis in ESPP			2.00%
Additional equity-based compensation plan	$ 60,000
RSUs [Member] | Time-Based Vesting Condition [Member]
Stock Option Plan [Abstract]
Vesting period			4 years
RSUs [Member] | Vesting Condition [Member]
Stock Option Plan [Abstract]
Vesting period			5 years
Share Options [Member]
Stock Option Plan [Abstract]
Vesting period			4 years
Expiration period			10 years
Outstanding Share Options [Roll Forward]
Outstanding, beginning of period (in shares)			46,064,449
Granted (in shares)			9,862,171
Exercised (in shares)			(7,019,836)
Forfeited (in shares)			(1,373,861)
Outstanding, end of period (in shares)			47,532,923	46,064,449
Exercisable (in shares)			33,908,119
Weighted-Average Exercise Price Per Share [Roll Forward]
Outstanding, beginning of period (in dollars per share)			$ 1.54
Granted (in dollars per share)			6.98
Exercised (in dollars per share)		$ 0	1.39
Forfeited (in dollars per share)			5.28
Outstanding, end of period (in dollars per share)			2.64	$ 1.54
Exercisable (in dollars per share)			$ 1.51
Weighted Average Remaining Contractual Term [Abstract]
Weighted-average remaining contractual life			5 years 8 months 23 days	5 years 7 months 13 days
Weighted-average remaining contractual life, exercisable			4 years 5 months 12 days
Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value, outstanding			$ 247,734	$ 247,117
Aggregate intrinsic value, exercisable			212,873
Additional Paid-in Capital [Member]
Stock Option Plan [Abstract]
Additional equity-based compensation plan			128,740	$ 28,277	$ 8,249
Payments of tax withholding for share based compensation			$ (6,152)